Derivatives and Hedging Activities (Summary of Derivative Instruments) (Details)	Sep. 30, 2019 USD ($) instrument	Dec. 31, 2018 USD ($) instrument
Derivatives designated as hedging instruments: | Interest rate “pay-fixed” swaps
Derivative [Line Items]
Number of Instruments | instrument	10	2
Notional Amount | $	$ 400,000,000	$ 250,000,000
Derivatives not designated as hedging instruments: | Interest rate caps
Derivative [Line Items]
Number of Instruments | instrument	7	7
Notional Amount | $	$ 359,322,000	$ 359,322,000